Pay vs Performance Disclosure		12 Months Ended			24 Months Ended	36 Months Ended
		Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2022	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance Table

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid, as computed under SEC rules, and certain financial performance of the Company. For more information about the Company’s executive compensation program, refer to the CD&A starting on p. 36 and the compensation tables starting on p. 52. Note that for our Named Executive Officers (“NEOs”) other than Mr. Lane, our principal executive officer (“PEO”), compensation is reported as an average.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions) ($)(5)	Earnings Per Share ($)(6)
					Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	5,386,708	6,948,812	1,616,978	1,907,821	235.94	109.59	245,947	6.82
2021	4,503,087	7,814,908	1,288,647	1,950,011	201.71	137.74	143,348	3.93
2020	4,060,002	4,388,659	1,061,468	1,109,474	106.73	119.96	150,139	4.09
(1)

Reflects the amounts of total compensation reported for Mr. Lane and the average amounts of total compensation of the named executives (other than Mr. Lane) for each applicable year in the “Total” column of the “Summary Compensation Table.” The named executive officers included for purposes of calculating such amounts are William George, Trent McKenna (2021 and 2022), Laura Howell, Julie Shaeff, and Terrence Young (2020).

(2)

Reflects the amount of “compensation actually paid” to Mr. Lane, and the average amounts of “compensation actually paid” to named executive officers (other than Mr. Lane) for each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amount of “compensation actually paid” is determined under SEC rules and does not reflect the actual amount of compensation earned by or paid to Mr. Lane or our other named executive officers for the applicable year.

Under SEC rules, the amounts shown below were deducted and added to total compensation for Mr. Lane to determine the “compensation actually paid” for the applicable year:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Stock Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	5,386,708	(2,613,579)	4,175,683	6,948,812
2021	4,503,087	(2,375,954)	5,687,775	7,814,908
2020	4,060,002	(1,912,479)	2,241,136	4,388,659
(a)

Reflects the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable year for the PEO and the average of non-PEO NEOs, as applicable. These amounts reflect the aggregate grant date fair value of stock awards granted during the applicable year, as determined in accordance with ASC Topic 718, excluding the effect of estimated forfeitures.

(b)

The equity award adjustments (or average equity award adjustments, as applicable) for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair Value of Outstanding and Unvested Equity Awards Granted in Same Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	2,672,724	1,653,961	—	(151,002)	—	—	4,175,683
2021	2,618,925	2,491,617	—	577,233	—	—	5,687,775
2020	1,766,757	817,233	—	(342,854)	—	—	2,241,136

Under SEC rules, the amounts shown below were deducted and added to total compensation for non-PEO Named Executive Officers to determine the “compensation actually paid” for the applicable year:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Stock Awards ($)(a) above	Average Equity Award Adjustments ($)(b) above	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,616,978	(499,556)	790,399	1,907,821
2021	1,288,647	(434,609)	1,095,973	1,950,011
2020	1,061,468	(330,632)	378,638	1,109,474
The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year ($)	Average Fair Value of Outstanding and Unvested Equity Awards Granted in Same Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	510,773	308,871	—	(29,245)	—	—	790,399
2021	478,976	497,219	—	119,778	—	—	1,095,973
2020	305,434	134,023	—	(60,819)	—	—	378,638

(3)

The amounts reported in column (f) represent cumulative TSR of the Company under SEC rules from December 31, 2019, the last trading day of 2019, through the last trading day for the applicable year in the table. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(4)

The amounts reported in column (g) represent the peer group TSR under SEC rules, from December 31, 2019, the last trading day of 2019, through the last trading day for the applicable year in the table, assuming reinvestment of dividends and weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Russell 2000 index.

(5)

The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(6)

The amounts reported in column (i) represent the Company’s earnings per share, which the Company has determined represents the most important performance measure used to link compensation actually paid to our PEO and other NEOs to the Company’s performance.

Named Executive Officers, Footnote [Text Block]		Reflects the amounts of total compensation reported for Mr. Lane and the average amounts of total compensation of the named executives (other than Mr. Lane) for each applicable year in the “Total” column of the “Summary Compensation Table.” The named executive officers included for purposes of calculating such amounts are William George, Trent McKenna (2021 and 2022), Laura Howell, Julie Shaeff, and Terrence Young (2020).
Peer Group Issuers, Footnote [Text Block]		The amounts reported in column (g) represent the peer group TSR under SEC rules, from December 31, 2019, the last trading day of 2019, through the last trading day for the applicable year in the table, assuming reinvestment of dividends and weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Russell 2000 index.
PEO Total Compensation Amount	[1]	$ 5,386,708	$ 4,503,087	$ 4,060,002
PEO Actually Paid Compensation Amount	[2]	$ 6,948,812	7,814,908	4,388,659
Adjustment To PEO Compensation, Footnote [Text Block]

Under SEC rules, the amounts shown below were deducted and added to total compensation for Mr. Lane to determine the “compensation actually paid” for the applicable year:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Stock Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	5,386,708	(2,613,579)	4,175,683	6,948,812
2021	4,503,087	(2,375,954)	5,687,775	7,814,908
2020	4,060,002	(1,912,479)	2,241,136	4,388,659
(a)

Reflects the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable year for the PEO and the average of non-PEO NEOs, as applicable. These amounts reflect the aggregate grant date fair value of stock awards granted during the applicable year, as determined in accordance with ASC Topic 718, excluding the effect of estimated forfeitures.

(b)

The equity award adjustments (or average equity award adjustments, as applicable) for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair Value of Outstanding and Unvested Equity Awards Granted in Same Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	2,672,724	1,653,961	—	(151,002)	—	—	4,175,683
2021	2,618,925	2,491,617	—	577,233	—	—	5,687,775
2020	1,766,757	817,233	—	(342,854)	—	—	2,241,136

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,616,978	1,288,647	1,061,468
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,907,821	1,950,011	1,109,474
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Under SEC rules, the amounts shown below were deducted and added to total compensation for non-PEO Named Executive Officers to determine the “compensation actually paid” for the applicable year:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Stock Awards ($)(a) above	Average Equity Award Adjustments ($)(b) above	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,616,978	(499,556)	790,399	1,907,821
2021	1,288,647	(434,609)	1,095,973	1,950,011
2020	1,061,468	(330,632)	378,638	1,109,474
The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year ($)	Average Fair Value of Outstanding and Unvested Equity Awards Granted in Same Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	510,773	308,871	—	(29,245)	—	—	790,399
2021	478,976	497,219	—	119,778	—	—	1,095,973
2020	305,434	134,023	—	(60,819)	—	—	378,638

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between: (a) the compensation actually paid to the Company’s PEO and (b) the average of the compensation actually paid to the Company’s other NEOs to (i) the TSR of the Company.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between: (a) the compensation actually paid to the Company’s PEO and (b) the average of the compensation actually paid to the Company’s other NEOs to (ii) the net income of the Company.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between: (a) the compensation actually paid to the Company’s PEO and (b) the average of the compensation actually paid to the Company’s other NEOs to (iii) the Company’s “Company-selected Measure,” which is EPS.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship between the Company’s TSR and the TSR of its chosen peer group over the Company’s three fiscal years included in the Pay vs. Performance Table.

Tabular List [Table Text Block]

Company-selected Measures

2022 Key Performance Measures Linking Performance and Executive Compensation Actually Paid:*
Earnings Per Share
Free Cash Flow
Relative Total Shareholder Return
*

For a further discussion of how we calculate EPS, FCF, and Relative TSR, see the “Liquidity and Capital Resources” section and Notes 14 and 15 to the Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2022.

Total Shareholder Return Amount		$ 235.94	201.71	106.73
Peer Group Total Shareholder Return Amount		109.59	137.74	119.96
Net Income (Loss)		$ 245,947,000	$ 143,348,000	$ 150,139,000
Company Selected Measure Amount | $ / shares		6.82	3.93	4.09
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
PEO [Member] | Reported Value of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	$ (2,613,579)	$ (2,375,954)	$ (1,912,479)
PEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	4,175,683	5,687,775	2,241,136
PEO [Member] | Fair Value of Outstanding and Unvested Equity Awards Granted in Same Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,672,724	2,618,925	1,766,757
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,653,961	2,491,617	817,233
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(151,002)	577,233	(342,854)
PEO [Member] | Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Mr Lane
Pay vs Performance Disclosure [Table]
PEO Name						Mr. Lane
Non-PEO NEO [Member] | Average Reported Value of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(499,556)	(434,609)	(330,632)
Non-PEO NEO [Member] | Average Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		790,399	1,095,973	378,638
Non-PEO NEO [Member] | Average Fair Value of Outstanding and Unvested Equity Award Granted in Same Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		510,773	478,976	305,434
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		308,871	497,219	134,023
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(29,245)	119,778	(60,819)
Non-PEO NEO [Member] | Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | William George
Pay vs Performance Disclosure [Table]
PEO Name						William George
Non-PEO NEO [Member] | Trent McKenna
Pay vs Performance Disclosure [Table]
PEO Name					Trent McKenna
Non-PEO NEO [Member] | Laura Howell
Pay vs Performance Disclosure [Table]
PEO Name						Laura Howell
Non-PEO NEO [Member] | Julie Shaeff
Pay vs Performance Disclosure [Table]
PEO Name						Julie Shaeff
Non-PEO NEO [Member] | Terrence Young
Pay vs Performance Disclosure [Table]
PEO Name				Terrence Young

[1]	Reflects the amounts of total compensation reported for Mr. Lane and the average amounts of total compensation of the named executives (other than Mr. Lane) for each applicable year in the “Total” column of the “Summary Compensation Table.” The named executive officers included for purposes of calculating such amounts are William George, Trent McKenna (2021 and 2022), Laura Howell, Julie Shaeff, and Terrence Young (2020).
[2]	Reflects the amount of “compensation actually paid” to Mr. Lane, and the average amounts of “compensation actually paid” to named executive officers (other than Mr. Lane) for each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amount of “compensation actually paid” is determined under SEC rules and does not reflect the actual amount of compensation earned by or paid to Mr. Lane or our other named executive officers for the applicable year.
[3]	Reflects the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable year for the PEO and the average of non-PEO NEOs, as applicable. These amounts reflect the aggregate grant date fair value of stock awards granted during the applicable year, as determined in accordance with ASC Topic 718, excluding the effect of estimated forfeitures.
[4]	The equity award adjustments (or average equity award adjustments, as applicable) for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows: